United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Hermes Core Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/20

Date of Reporting Period: 06/30/20

Item 1.	Reports to Stockholders

Annual Shareholder Report
June 30, 2020

Federated Bank Loan Core Fund
(Effective August 28, 2020, the fund name changed to Bank Loan Core Fund)

A Portfolio of Federated Hermes Core Trust
(formerly, Federated Core Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Bank Loan Core Fund (the “Fund”), based on net asset value for the 12-month reporting period ended June 30, 2020, was -2.15%. The total return for the Credit Suisse Leveraged Loan Index (CSLLI),1 the Fund’s broad-based securities market index, was -2.27% during the same period. The -2.15% total return for the reporting period consisted of 4.87% of taxable dividends and reinvestments and -7.02% decline in the net asset value of the shares. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of CSLLI.
MARKET OVERVIEW
During the reporting period, U.S. leveraged finance markets generated negative total returns due primarily to severe downside volatility experienced by all risk assets during February and March. This included the U.S. leveraged loan market. Credit spreads moved wider and asset prices declined in the U.S. leveraged loan market as coronavirus and macroeconomic uncertainty outweighed solid credit conditions in leveraged finance markets for most of the reporting period. In fact, the spread between the CSLLI and 3-month LIBOR (a common benchmark rate for floating rate assets), as measured by a 3-year discount margin, increased from 4.60% at the beginning of the period to 7.00% by the end of the reporting period.2 Loan market risk spreads were extremely volatile during the reporting period, as they reached a peak of 12.75% in the depths of the downdraft on March 23, 2020 before recovering some of the lost ground by the end of June. The average price of assets in the CSLLI (excluding defaulted constituents) decreased from $96.82 to $90.52 during the reporting period. The decline in asset prices overwhelmed the current income stream generated by leveraged loans, which resulted in a negative total return.
While fundamental credit conditions were healthy throughout most of the reporting period, downside volatility in the U.S. leveraged loan market was driven primarily by the coronavirus pandemic and related macroeconomic concerns. The rapid expansion of the contagious virus took a growing toll, leading to widespread shutdown of human interaction and businesses. Risk markets reacted violently to uncertainty and the expectation that the global pandemic would cause a deep recession. A steep drop in oil prices and trade jousting between the U.S. and China presented other sources of volatility to leveraged finance markets. The confluence of these factors created a challenging backdrop for markets given the dose of uncertainty surrounding the timing and pace of recovery.
The Federal Reserve (the “Fed”) and U.S. Congress reacted with a massive amount of monetary and fiscal stimulus packages. The Fed eased the federal funds target interest rate on five separate occasions overall during the reporting period. Initially, several smaller Fed actions were taken in response to global trade and geopolitical tensions impacting economic development. Later, unscheduled Fed actions, in the form of reductions in the federal funds target interest rate, were taken to help stabilize markets reeling from coronavirus worries, with the final 1% cut moving the fed funds target to 0%. The federal government in the U.S. also took action as Congressional leaders agreed to a $2 trillion fiscal stimulus package on March 23, 2020, which included a variety of programs designed to support individuals and businesses impacted by an immobilized economy. Fed programs structured to purchase bonds and ETFs were also launched, offering valuation and liquidity backstop support to reeling credit markets. In addition, well-capitalized U.S. commercial banks and non-traditional credit investors flush with cash offered more liquidity and valuation support. The combination of these factors led to the stabilization of credit markets and the tightening of credit risk spreads from peak levels over the final months of the reporting period.
With an uncertain economic picture in the U.S. and concerns over a looming recession, short-term rates moved lower in conjunction with the Fed actions. For example, the 3-month LIBOR benchmark rate declined from 2.32% at the beginning of the period to 0.30% as of June 30, 2020.
Annual Shareholder Report

Fund Performance
During the reporting period, the Fund invested in a portfolio that was widely diversified over industry sectors and issuers and was comprised of floating-rate bank loans, corporate bonds, bank loan exchange-traded funds and cash. The Fund’s performance was negatively impacted by its modest overweight position to the underperforming lowest quality tier of the market which includes loan issuances rated “CCC+” and “Caa1” and below by Standard and Poor’s and Moody’s Investor Service, respectively. The Fund’s modest underweight position (excluding cash equivalents) to the highest quality tier of the market negatively impacted performance relative to its CSLLI benchmark as loan issuances rated “BB-“ and “Ba3” and above by Standard and Poor’s and Moody’s Investor Service, respectively, produced higher returns than lower quality tiers of the market. Favorable credit selection contribution from the portfolio offset the negative quality positioning impact. Specific loans held by the Fund that were substantial underperformers included: Dynacast, a precision manufacturer of engineered metal components; Envision Healthcare, an outsourced physician and ambulatory surgical center firm; and Clarion, a conference and events coordinator. Notable outperformers in the portfolio included: Diversey, a provider of institutional cleaning products and services; Rackspace, a software and managed hosting provider; and Endo, a specialty pharmaceutical firm.
1	Please see the footnotes to the line graph below for definitions of, and further information about the CSLLI.
2	LIBOR is a daily reference rate based on the interest rates at which banks borrow unsecured funds from other banks in the London wholesale money market (or interbank market).
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Bank Loan Core Fund (the “Fund’) from September 27, 2010 (start of performance) to June 30, 2020, compared to the Credit Suisse Leveraged Loan Index (CSLLI).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
GROWTH OF A $10,000 INVESTMENT
Growth of $10,000 as of June 30, 2020
Average Annual Total Returns for the Period Ended 6/30/2020
	1 Year	5 Years	Start of Performance*
Fund	-2.15%	3.21%	4.09%
CSLLI	-2.27%	2.94%	4.12%
*	The Fund’s start of performance date was September 27, 2010.
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund’s performance assumes the reinvestment of all dividends and distributions. The CSLLI has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The CSLLI is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. The index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At June 30, 2020, the Fund’s index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	17.2%
Health Care	14.4%
Media Entertainment	5.7%
Insurance—P&C	5.1%
Cable Satellite	4.0%
Gaming	3.7%
Chemicals	3.5%
Other[2]	33.7%
Other Security Types[3]	4.9%
Cash Equivalents[4]	14.2%
Other Assets and Liabilities—Net[5]	(6.4)%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the CS Leveraged Loan Index (CSLLI). Individual portfolio securities that are not included in the CSLLI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Other Security Types consist of exchange-traded funds.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
June 30, 2020
Principal Amount or Shares			Value
	[1]	ASSET-BACKED SECURITIES—1.7%
		Finance Companies—1.7%
$2,000,000		Anchorage Capital CLO Ltd. 20-15A, Class A, 2.152%, (3-month USLIBOR+1.850%), 7/20/2031	$2,000,000
1,000,000		Anchorage Capital CLO Ltd. 20-15A, Class B1, 2.752%, (3-month USLIBOR+2.450%), 7/20/2031	1,000,000
3,750,000		GoldenTree Loan Management US 2020-7A, Class A, 2.308% (3-month USLIBOR +1.900%), 4/20/2031	3,770,700
750,000		GoldenTree Loan Management US 2020-7A, Class C, 3.958% (3-month USLIBOR +3.550%), 4/20/2031	753,031
4,000,000		OCP CLO Ltd 2020-18A, Class A, 2.053% (3-month USLIBOR +1.800%), 4/20/2030	4,019,434
1,000,000		OCP CLO Ltd 2020-18A, Class C, 3.173% (3-month USLIBOR +2.920%), 4/20/2030	999,982
600,000		Palmer Square Loan Funding Ltd 2020-3A, Class C, 4.235% (3-month USLIBOR +3.930%), 7/20/2028	585,098
6,000,000		Stratus CLO, Ltd. 2020-1A, Class A, 3.285% (3-month USLIBOR +1.980%), 5/1/2028	5,969,501
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $18,992,500)	19,097,746
		CORPORATE BONDS—9.7%
		Aerospace/Defense—0.7%
4,000,000		Howmet Aerospace, Inc., Sr. Unsecd. Note, 6.875%, 5/1/2025	4,348,899
3,000,000		TransDigm, Inc., Sec. Fac. Bond, 144A, 8.000%, 12/15/2025	3,166,095
		TOTAL	7,514,994
		Building Materials—0.4%
1,250,000		American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	1,216,825
3,500,000		CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	3,499,177
		TOTAL	4,716,002[
		Consumer Cyclical Services—0.3%
3,625,000		Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	3,581,953
		Consumer Products—0.1%
1,100,000		Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	1,133,688
		Diversified Manufacturing—0.3%
1,000,000		CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	1,046,565
2,075,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	2,193,690
825,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	827,702
		TOTAL	4,067,957
		Finance Companies—0.3%
3,000,000		AerCap Ireland Capital Ltd. /AerCap Global Aviation Trust, Sr. Unsecd. Note, 6.500%, 7/15/2025	3,146,213
		Gaming—0.3%
1,925,000		Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	1,914,798
2,000,000		MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	1,988,910
		TOTAL	3,903,708
		Health Care—2.1%
900,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	905,625
425,000		Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.250%, 5/1/2028	425,502
1,675,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	1,578,687
4,000,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	3,784,800
3,400,000		LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	3,519,000
1,025,000		LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	971,188
7,000,000		MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	7,024,185
2,000,000		MPH Acquisition Holdings LLC, 144A, 7.125%, 6/1/2024	1,867,470
2,750,000		Tenet Healthcare Corp., 144A, 4.625%, 9/1/2024	2,690,710
1,500,000		Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	1,600,312
		TOTAL	24,367,479
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—1.2%
$2,000,000	EQT Corp., Sr. Unsecd. Note, 6.125%, 2/1/2025	$1,996,520
3,150,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	3,169,688
3,000,000	ONEOK, Inc., Sr. Unsecd. Note, 5.850%, 1/15/2026	3,429,780
3,000,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 9.250%, 2/1/2026	2,702,340
2,635,000	Suncor Energy, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2025	2,817,548
	TOTAL	14,115,876
	Industrial - Other—0.2%
2,000,000	Resideo Funding, Inc., Sr. Unsecd. Note, 144A, 6.125%, 11/1/2026	1,961,310
	Industrial Machinery—0.1%
1,475,000	Vertical US Newco, Inc., Sr. Unsecd. Note,144A, 5.250%, 7/15/2027	1,476,864
	Insurance - P&C—0.2%
2,000,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2025	1,925,450
	Leisure—0.5%
5,000,000	Live Nation Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 5/15/2027	5,159,375
1,250,000	Live Nation Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2027	1,078,256
	TOTAL	6,237,631
	Lodging—0.3%
3,000,000	Marriott International, Inc., Sr. Unsecd. Note, Series EE, 5.750%, 5/1/2025	3,272,875
	Media Entertainment—0.4%
1,375,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	1,270,761
3,000,000	iHeartCommunications, Inc., 6.375%, 5/1/2026	2,977,020
	TOTAL	4,247,781
	Midstream—0.7%
3,000,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	2,379,465
3,000,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.125%, 3/1/2025	2,885,310
2,275,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	2,303,437
	TOTAL	7,568,212
	Packaging—0.3%
3,000,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 4/30/2025	3,084,375
	Pharmaceuticals—0.2%
2,000,000	Par Pharmaceutical Cos., Inc., Sec. Fac. Bond, 144A, 7.500%, 4/1/2027	2,059,090
	Retailers—0.2%
2,000,000	Nordstrom, Inc., Sec. Fac. Bond, 144A, 8.750%, 5/15/2025	2,154,055
	Technology—0.6%
3,000,000	Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025	3,156,525
1,525,000	Microchip Technology, Inc., Sr. Unsecd. Note, 144A, 4.250%, 9/1/2025	1,539,020
440,000	Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	457,299
350,000	NCR Corp., Sr. Unsecd. Note, 144A, 8.125%, 4/15/2025	372,531
1,000,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 4.125%, 1/15/2031	1,049,872
	TOTAL	6,575,247
	Transportation Services—0.3%
3,000,000	Delta Air Lines, Inc., Sr. Unsecd. Note, 7.375%, 1/15/2026	2,905,425
700,000	Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	670,688
	TOTAL	3,576,113
	TOTAL CORPORATE BONDS (IDENTIFIED COST $108,270,548)	110,686,873
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—76.0%
		Aerospace/Defense—0.7%
$3,721,910		TransDigm, Inc., Term Loan—1st Lien, 2.428% (1-month USLIBOR +2.250%), 12/9/2025	$3,369,314
4,618,941		TransDigm, Inc., Term Loan—1st Lien, 2.428% (1-month USLIBOR +2.250%), 5/30/2025	4,172,567
		TOTAL	7,541,881
		Automotive—1.7%
1,455,817		American Axle & Manufacturing, Inc., Term Loan—1st Lien, 3.000% (1-month USLIBOR +2.250%), 4/6/2024	1,386,666
1,550,556		Dana, Inc., Term Loan—1st Lien, 3.250% (1-month USLIBOR +2.250%), 2/27/2026	1,500,162
3,881,036		Dexko Global, Inc., Term Loan—1st Lien, 4.500% (1-month USLIBOR +3.500%), 7/24/2024	3,645,768
4,912,819		Dragon Merger Sub LLC, Term Loan—2nd Lien, 9.250% (3-month USLIBOR +8.250%), 7/24/2025	4,446,101
2,476,275		Panther BF Aggregator 2 LP, Term Loan—1st Lien, 3.678% (1-month USLIBOR +3.500%), 4/30/2026	2,367,938
5,830,707		TI Group Auto Systems LLC, Term Loan—1st Lien, 3.250% (1-month USLIBOR +2.500%), 6/30/2022	5,641,209
		TOTAL	18,987,844
		Building Materials—1.2%
1,488,750		Abc Supply Co., Inc., Term Loan—1st Lien, 2.178% (1-month USLIBOR +2.000%), 1/15/2027	1,424,362
1,927,583		CD&R Waterworks Merger Subsidiary LLC, Term Loan—1st Lien, 3.750% (3-month USLIBOR +2.750%), 8/1/2024	1,846,259
2,971,720		CD&R Waterworks Merger Subsidiary LLC, Term Loan—1st Lien, 3.750% (6-month USLIBOR +2.750%), 8/1/2024	2,846,342
1,778,174		HD Supply, Inc., Term Loan—1st Lien, 1.928% (1-month USLIBOR +1.750%), 10/17/2023	1,729,274
6,363,672		NCI Building Systems, Inc., Term Loan—1st Lien, 3.940% (1-month USLIBOR +3.750%), 4/12/2025	6,083,289
		TOTAL	13,929,526
		Cable Satellite—4.0%
3,889,798		Altice Financing SA, Term Loan—1st Lien, 2.934% (1-month USLIBOR +2.750%), 7/15/2025	3,692,877
3,930,051		Altice US Finance I Corp., Term Loan—1st Lien, 2.434% (1-month USLIBOR +2.250%), 1/15/2026	3,735,317
1,878,350		Charter Communications Operating LLC, Term Loan—1st Lien, 1.930% (1-month USLIBOR +1.750%), 2/1/2027	1,812,730
1,909,687		CSC Holdings LLC, Term Loan—1st Lien, 2.434% (1-month USLIBOR +2.250%), 7/17/2025	1,813,306
1,976,297		CSC Holdings LLC, Term Loan—1st Lien, 2.684% (1-month USLIBOR +2.500%), 4/15/2027	1,882,245
257,154		Intelsat Jackson Holdings S.A., Term Loan—1st Lien, 6.500% (3-month USLIBOR +5.500%), 7/14/2021	261,735
257,154		Intelsat Jackson Holdings S.A., Term Loan—1st Lien, 3.902% (3-month USLIBOR Unfunded +3.600%), 7/14/2021	261,735
2,420,407		Intelsat Jackson Holdings S.A., Term Loan—1st Lien, 8.000% (PRIME +4.750%), 11/27/2023	2,418,519
1,000,000		Intelsat Jackson Holdings S.A., Term Loan—1st Lien, 8.750% (PRIME +5.500%), 1/2/2024	1,003,865
6,899,886		SFR Group SA, Term Loan—1st Lien, 3.872% (1-month USLIBOR +3.687%), 1/31/2026	6,638,311
12,275,000		Telenet Financing USD LLC, Term Loan—1st Lien, 2.184% (1-month USLIBOR +2.000%), 4/30/2028	11,611,413
5,500,000		Virgin Media Bristol LLC, Term Loan—1st Lien, 2.684% (1-month USLIBOR +2.500%), 1/31/2028	5,266,938
6,000,000		Ziggo BV, 2.684% (1-month USLIBOR +2.500%), 4/30/2028	5,682,510
		TOTAL	46,081,501
		Chemicals—3.5%
5,235,758		Alpha 3 BV, Term Loan—1st Lien, 4.000% (3-month USLIBOR +3.000%), 1/31/2024	5,059,705
1,376,619		Axalta Coating Systems US Holdings, Inc., Term Loan—1st Lien, 2.057% (3-month USLIBOR +1.750%), 6/1/2024	1,323,496
3,940,225		Element Solutions, Inc., Term Loan—1st Lien, 2.178% (1-month USLIBOR +2.000%), 1/31/2026	3,769,475
2,937,593		H.B Fuller Co., Term Loan—1st Lien, 2.190% (1-month USLIBOR +2.000%), 10/20/2024	2,846,807
1,980,000		Hexion, Inc., Term Loan—1st Lien, 4.940% (3-month USLIBOR +3.500%), 7/1/2026	1,935,450
3,000,000		Illuminate Buyer, LLC, Term Loan—1st Lien, 4.302% (3-month USLIBOR Unfunded +4.000%), 6/16/2027	2,960,250
4,930,038		Messer Industries USA, Inc., Term Loan—1st Lien, 2.807% (3-month USLIBOR +2.500%), 3/1/2026	4,717,824
4,808,207		Nouryon USA LLC, Term Loan—1st Lien, 3.187% (1-month USLIBOR +3.000%), 10/1/2025	4,531,735
5,359,195		Polar US Borrower LLC, Term Loan—1st Lien, 4.925% (1-month USLIBOR +4.750%), 10/15/2025	5,064,440
80,735		Polar US Borrower LLC, Term Loan—1st Lien, 4.928% (1-month USLIBOR +4.750%), 10/15/2025	76,295
3,712,370		PQ Corp., Term Loan—1st Lien, 2.428% (1-month USLIBOR +2.250%), 2/7/2027	3,587,077
4,000,000		PQ Corp., Term Loan—1st Lien, Series B, 3.302% (3-month USLIBOR Unfunded +3.000%), 2/7/2027	3,872,500
		TOTAL	39,745,054
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Consumer Cyclical Services—1.1%
$6,969,988		Allied Universal Holdco LLC, Term Loan, 4.428% (1-month USLIBOR +4.250%), 7/10/2026	$6,785,074
3,875,316		Bellring Brands, Inc., Term Loan—1st Lien, 6.000% (1-month USLIBOR +5.000%), 10/21/2024	3,865,027
2,496,523		Garda World Security Corp., 4.930% (3-month USLIBOR +4.750%), 10/30/2026	2,457,827
		TOTAL	13,107,928
		Consumer Products—2.1%
651,532		BCPE Empire Holdings, Inc., Term Loan—1st Lien, 4.178% (1-month USLIBOR +4.000%), 6/11/2026	632,800
167,722		BCPE Empire Holdings, Inc., Term Loan—1st Lien, 2.302% (3-month USLIBOR Unfunded +2.000%), 6/11/2026	162,900
4,145,886		BCPE Empire Holdings, Inc., Term Loan—1st Lien, 4.178% (1-month USLIBOR +4.000%), 6/11/2026	4,026,692
2,493,750		Curie Merger Sub LLC, Term Loan—1st Lien, 4.428% (3-month USLIBOR +4.250%), 11/4/2026	2,412,703
1,000,000		Diamond BC BV, 6.000% (3-month USLIBOR +5.000%), 9/6/2024	981,250
10,351,414		Diamond BC BV, Term Loan—1st Lien, 3.760% (3-month USLIBOR +3.000%), 9/6/2024	9,557,823
1,110,046		Energizer Holdings, Inc., Term Loan—1st Lien, 2.437% (1-month USLIBOR +2.250%), 12/17/2025	1,060,094
634,003		New Constellis Borrower LLC, Term Loan—2nd Lien, 12.000% (1-month USLIBOR +11.000%), 3/27/2025	114,913
1,547,158		Prestige Brands, Inc., Term Loan—1st Lien, 2.178% (1-month USLIBOR +2.000%), 1/26/2024	1,523,950
3,850,000		Welbilt, Inc., Term Loan—1st Lien, 2.678% (1-month USLIBOR +2.500%), 10/23/2025	3,330,250
		TOTAL	23,803,375
		Diversified Manufacturing—2.2%
3,990,000		Aldevron, LLC., Term Loan—1st Lien, 4.428% (1-month USLIBOR +4.250%), 10/12/2026	3,945,112
6,716,006		Dynacast International LLC, Term Loan—1st Lien, 4.250% (3-month USLIBOR +3.250%), 1/28/2022	5,507,124
2,000,000		Dynacast International LLC, Term Loan—2nd Lien, 9.500% (3-month USLIBOR +8.500%), 1/30/2023	1,126,670
2,448,465		Entegris, Inc., Term Loan—1st Lien, 2.179% (3-month USLIBOR +2.000%), 11/6/2025	2,420,540
1,000,000		Gardner Denver, Inc., 3.052% (3-month USLIBOR Unfunded +2.750%), 2/28/2027	974,375
2,010,745		Gardner Denver, Inc., Term Loan—1st Lien, 1.928% (1-month USLIBOR +1.750%), 3/1/2027	1,921,529
997,500		Gardner Denver, Inc., Term Loan—1st Lien, 1.928% (1-month USLIBOR +1.750%), 3/1/2027	953,241
4,380,515		Gates Global LLC, Term Loan—1st Lien, 3.750% (1-month USLIBOR +2.750%), 4/1/2024	4,232,213
4,832,095		Titan Acquisition Ltd., Term Loan—1st Lien, 3.361% (3-month USLIBOR +3.000%), 3/28/2025	4,439,512
		TOTAL	25,520,316
		Financial Institutions—2.1%
3,750,000		Sedgwick Claims Management Services, Inc., Term Loan—1st Lien, Series B3, 5.250% (1-month USLIBOR +4.250%), 9/3/2026	3,649,988
13,312,336		Sedgwick, Inc., Term Loan—1st Lien, 3.428% (1-month USLIBOR +3.250%), 12/31/2025	12,608,713
3,960,000		Sedgwick, Inc., Term Loan—1st Lien, 4.178% (1-month USLIBOR +4.000%), 9/3/2026	3,816,866
3,856,000		WEX, Inc., Term Loan—1st Lien, 2.428% (1-month USLIBOR +2.250%), 5/15/2026	3,710,705
		TOTAL	23,786,272
		Food & Beverage—0.7%
1,428,070		Aramark Services, Inc., Term Loan—1st Lien, 1.928% (1-month USLIBOR +1.750%), 3/28/2024	1,356,131
1,995,000		Aramark Services, Inc., Term Loan, 1.928% (1-month USLIBOR +1.750%), 1/15/2027	1,887,460
997,500		Reynolds Consumer Products, Inc., 1.928% (1-month USLIBOR +1.750%), 2/4/2027	964,009
3,734,400		U.S. Foodservice, Inc., Term Loan—1st Lien, 1.928% (1-month USLIBOR +1.750%), 6/27/2023	3,525,684
		TOTAL	7,733,284
		Gaming—3.4%
4,773,856		Affinity Gaming LLC, Term Loan—1st Lien, 4.250% (2-month USLIBOR +3.250%), 7/1/2023	4,131,367
3,000,000		Affinity Gaming LLC, Term Loan—2nd Lien, 9.010% (3-month USLIBOR +8.250%), 1/31/2025	2,343,750
1,215,835		Boyd Gaming Corp., Term Loan—1st Lien, 2.358% (1-week USLIBOR +2.250%), 9/15/2023	1,148,964
3,868,074		Caesars Entertainment Corp., Term Loan—1st Lien, 2.178% (1-month USLIBOR +2.000%), 10/7/2024	3,855,386
3,350,262		Caesars Resort Collection, Term Loan—1st Lien, 2.928% (1-month USLIBOR +2.750%), 12/23/2024	2,991,683
5,000,000		Caesars Resort Collection, Term Loan—1st Lien, 4.802% (3-month USLIBOR Unfunded +4.500%), 7/21/2025	4,714,850
1,859,120		Eldorado Resorts, Inc., Term Loan—1st Lien, 3.250% (3-month USLIBOR +2.250%), 4/17/2024	1,851,572
3,927,581		Golden Entertainment, Inc., Term Loan—1st Lien, 3.750% (1-month USLIBOR +3.000%), 10/21/2024	3,588,827
10,570,267		Mohegan Tribal Gaming Authority, Term Loan—1st Lien, 5.375% (3-month USLIBOR +4.375%), 10/13/2023	8,791,820
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Gaming—continued
$2,955,000		Penn National Gaming, Inc., Term Loan—1st Lien, 3.000% (3-month USLIBOR +2.250%), 10/15/2025	$2,771,539
2,732,063		Station Casinos LLC, 2.500% (1-month USLIBOR +2.250%), 2/8/2027	2,503,253
		TOTAL	38,693,011
		Health Care—12.2%
3,707,586		Acadia Healthcare Co., Inc., Term Loan—1st Lien, 2.678% (1-month USLIBOR +2.500%), 2/16/2023	3,642,703
3,275,656		Air Medical Group Holdings, Inc., Term Loan—1st Lien, 4.250% (3-month USLIBOR +3.250%), 4/28/2022	3,161,843
2,437,500		Air Medical Group Holdings, Inc., Term Loan—1st Lien, 5.250% (3-month USLIBOR +4.250%), 3/14/2025	2,338,477
2,760,031		Avantor, Inc., Term Loan—1st Lien, 3.250% (1-month USLIBOR +2.250%), 11/21/2024	2,696,205
2,917,500		Carestream Dental LLC, Term Loan—1st Lien, 4.322% (3-month USLIBOR +3.250%), 9/1/2024	2,674,385
1,270,208		Carestream Health, Inc., Term Loan—1st Lien, 7.822% (3-month USLIBOR +6.750%), 5/8/2023	1,205,903
7,034,918		Carestream Health, Inc., Term Loan—2nd Lien, 5.572% (3-month USLIBOR +4.500%), 8/8/2023	5,663,109
3,316,088		CHG Healthcare Services, Inc., Term Loan—1st Lien, 4.072% (3-month USLIBOR +3.000%), 6/7/2023	3,205,961
9,000,000		Elanco Animal Health, Inc., Term Loan—1st Lien, 2.052% (3-month USLIBOR Unfunded +1.750%), 2/4/2027	8,606,250
9,816,539		Endo Luxembourg Finance, Term Loan—1st Lien, 5.000% (1-month USLIBOR +4.250%), 4/29/2024	9,314,963
8,860,000		Enterprise Merger Sub, Inc., Term Loan—1st Lien, 3.928% (1-month USLIBOR +3.750%), 10/10/2025	5,891,900
488,806		HCA, Inc., Term Loan—1st Lien, 1.928% (1-month USLIBOR +1.750%), 3/13/2025	480,252
1,198,460		HCA, Inc., Term Loan—1st Lien, 1.928% (1-month USLIBOR +1.750%), 3/18/2026	1,175,239
2,450,000		IMS Health, Inc., Term Loan—1st Lien, 2.058% (3-month USLIBOR +1.750%), 6/11/2025	2,385,185
1,562,364		IMS Health, Inc., Term Loan—1st Lien, 2.500% (1-month USLIBOR +1.750%), 3/7/2024	1,519,399
972,500		IMS Health, Inc., Term Loan—1st Lien, Series B2, 1.928% (1-month USLIBOR +1.750%), 1/17/2025	943,938
2,500,000		MH Sub I LLC, Term Loan—1st Lien, 4.057% (3-month USLIBOR +3.750%), 9/13/2024	2,418,750
3,892,437		MH Sub I LLC, Term Loan—1st Lien, 4.111% (6-month USLIBOR +3.750%), 9/13/2024	3,765,486
4,000,000		MH Sub I LLC, Term Loan—2nd Lien, 8.572% (6-month USLIBOR +7.500%), 9/15/2025	3,830,020
10,846,129		MPH Acquisition Holdings LLC, Term Loan—1st Lien, 3.750% (3-month USLIBOR +2.750%), 6/7/2023	10,342,977
8,523,860		National Mentor Holdings, Inc., Term Loan—1st Lien, 4.430% (1-month USLIBOR +4.250%), 3/9/2026	8,257,489
388,101		National Mentor Holdings, Inc., Term Loan—1st Lien, 4.430% (3-month USLIBOR +4.250%), 3/9/2026	375,972
7,689,095		Ortho-Clinical Diagnostics, Inc., Term Loan—1st Lien, 3.428% (1-month USLIBOR +3.250%), 6/30/2025	7,213,371
4,887,500		Osteon Merger Subsidiary, Inc., Term Loan—1st Lien, 4.750% (1-month USLIBOR +3.750%), 2/14/2025	4,252,125
4,223,018		PCI Pharma Services, Term Loan—1st Lien, 5.080% (6-month USLIBOR +4.000%), 6/30/2023	4,147,341
3,000,000		PCI Pharma Services, Term Loan—2nd Lien, 9.830% (3-month USLIBOR +8.750%), 7/1/2024	2,947,500
3,840,000		Precyse Acquisition Corp., Term Loan—1st Lien, 5.500% (1-month USLIBOR +4.500%), 10/20/2022	3,192,960
5,686,673		Radnet Management, Inc., Term Loan—1st Lien, 4.750% (6-month USLIBOR +3.500%), 6/30/2023	5,428,100
6,332,461		RegionalCare Hospital Partners Holdings, Inc., Term Loan—1st Lien, 3.923% (1-month USLIBOR +3.750%), 11/17/2025	5,955,458
6,883,099		Sotera Health Holdings, LLC., Term Loan—1st Lien, 5.500% (1-month USLIBOR +4.500%), 12/11/2026	6,741,858
6,704,819		Team Health Holdings, Inc., Term Loan—1st Lien, 3.750% (1-month USLIBOR +2.750%), 2/6/2024	5,179,507
3,426,135		UIC Merger Subsidiary, Inc., Term Loan—1st Lien, 4.250% (3-month USLIBOR +3.250%), 8/30/2024	3,325,921
250,000		UIC Merger Subsidiary, Inc., Term Loan—1st Lien, 8.000% (3-month USLIBOR +7.000%), 8/30/2025	239,875
1,728,125		Vizient, Inc., Term Loan—1st Lien, 2.178% (1-month USLIBOR +2.000%), 5/6/2026	1,668,453
6,438,712		VVC Holding Corp., Term Loan—1st Lien, 4.818% (3-month USLIBOR +4.500%), 2/11/2026	6,261,648
		TOTAL	140,450,523
		Independent Energy—0.1%
2,000,000		Chesapeake Energy Corp., Term Loan, 9.000% (1-month USLIBOR +8.000%), 6/24/2024	1,175,710
1,891,882	[2,3]	Fieldwood Energy LLC, Term Loan—1st Lien, Defaulted, 6.250% (3-month USLIBOR +5.250%), 4/11/2022	376,806
		TOTAL	1,552,516
		Industrial - Other—2.0%
7,687,062		Altra Industrial Motion Corp., Term Loan—1st Lien, 2.178% (1-month USLIBOR +2.000%), 10/1/2025	7,341,144
1,960,000		EPV Merger Subsidiary, Inc., Term Loan—1st Lien, 3.428% (1-month USLIBOR +3.250%), 3/8/2025	1,845,095
1,561,650		EPV Merger Subsidiary, Inc., Term Loan—2nd Lien, 7.428% (1-month USLIBOR +7.250%), 3/8/2026	1,454,942
2,000,000		Excelitas Technologies, Term Loan—2nd Lien, 8.936% (3-month USLIBOR +7.500%), 12/1/2025	1,910,500
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Industrial - Other—continued
$6,521,013		Filtration Group Corp., Term Loan—1st Lien, 3.179% (1-month USLIBOR +3.000%), 3/29/2025	$6,227,568
2,925,035		Greenrock Finance, Inc., Term Loan—1st Lien, 4.500% (3-month USLIBOR +3.500%), 6/28/2024	2,728,327
1,932,608		Resideo Funding, Inc., Term Loan—1st Lien, 2.560% (3-month USLIBOR +2.250%), 10/24/2025	1,874,629
		TOTAL	23,382,205
		Industrial Machinery—0.6%
7,000,000		Vertical U.S. Newco Inc., Term Loan B, 4.552%, (3-month USLIBOR Unfunded +4.250%), 7/1/2027	6,875,330
		Insurance - P&C—4.9%
8,880,083		AmWINS Group, Inc., Term Loan—1st Lien, 3.750% (1-month USLIBOR +2.750%), 1/25/2024	8,648,402
3,752,864		AssuredPartners, Inc., Term Loan—1st Lien, 3.678% (1-month USLIBOR +3.500%), 2/12/2027	3,600,403
2,992,500		AssuredPartners, Inc., Term Loan—1st Lien, 5.500% (3-month USLIBOR +4.500%), 2/12/2027	2,951,353
4,818,264		Asurion LLC, Term Loan—1st Lien, 3.178% (1-month USLIBOR +3.000%), 11/3/2023	4,675,210
5,884,924		Asurion LLC, Term Loan—1st Lien, 3.178% (1-month USLIBOR +3.000%), 11/3/2024	5,698,578
8,256,000		Asurion LLC, Term Loan—2nd Lien, 6.678% (1-month USLIBOR +6.500%), 8/4/2025	8,235,360
6,840,290		Hub International Ltd., Term Loan—1st Lien, 4.020% (3-month USLIBOR +3.000%), 4/25/2025	6,525,363
3,980,000		Hub International Ltd., Term Loan—1st Lien, 5.000% (3-month USLIBOR +4.000%), 4/25/2025	3,932,240
5,240,305		NFP Corp., Term Loan—1st Lien, 3.428% (1-month USLIBOR +3.250%), 2/15/2027	4,899,685
5,408,252		USI, Inc./NY, Term Loan—1st Lien, 3.307% (3-month USLIBOR +3.000%), 5/16/2024	5,148,656
2,487,500		USI, Inc./NY, Term Loan—1st Lien, 4.307% (3-month USLIBOR +4.000%), 12/2/2026	2,422,987
		TOTAL	56,738,237
		Leisure—0.2%
2,945,063		AMC Entertainment Holdings, Inc., Term Loan—1st Lien, 4.080% (3-month USLIBOR +3.000%), 4/22/2026	2,165,151
		Lodging—1.6%
5,469,518		Aimbridge Acquisition, Co., Term Loan—1st Lien, 3.928% (1-month USLIBOR +3.750%), 2/2/2026	4,785,828
5,859,233		Four Seasons Hotels Ltd., Term Loan—1st Lien, 2.178% (1-month USLIBOR +2.000%), 11/30/2023	5,568,117
2,493,750		Intrawest Resorts Holdings, Inc., 5.500% (3-month USLIBOR +4.500%), 8/1/2026	2,456,344
2,896,444		Intrawest Resorts Holdings, Inc., Term Loan—1st Lien, 2.928% (1-month USLIBOR +2.750%), 7/31/2024	2,741,673
2,461,175		Wyndham Hotels & Resorts, Inc., Term Loan—1st Lien, 1.928% (1-month USLIBOR +1.750%), 5/30/2025	2,331,040
		TOTAL	17,883,002
		Media Entertainment—5.2%
1,912,976		AVSC Holding Corp., Term Loan—1st Lien, 4.250% (1-month USLIBOR +3.250%), 3/3/2025	1,395,277
1,921,974		AVSC Holding Corp., Term Loan—1st Lien, 4.250% (6-month USLIBOR +3.250%), 3/3/2025	1,401,839
77,500		AVSC Holding Corp., Term Loan—1st Lien, 4.250% (3-month USLIBOR +3.250%), 3/3/2025	56,527
1,436,250		AVSC Holding Corp., Term Loan—1st Lien, 5.500% (6-month USLIBOR +4.500%), 10/15/2026	1,019,738
56,250		AVSC Holding Corp., Term Loan—1st Lien, 5.500% (3-month USLIBOR +4.500%), 10/15/2026	39,937
3,000,000		AVSC Holding Corp., Term Loan—2nd Lien, 8.250% (3-month USLIBOR +7.250%), 9/1/2025	1,867,500
1,814,044		CBS Radio, Inc., Term Loan—1st Lien, 2.683% (1-month USLIBOR +2.500%), 11/18/2024	1,702,562
3,979,975		Clear Channel Outdoor Holdings, Inc., Term Loan, 4.260% (1-month USLIBOR +3.500%), 8/21/2026	3,629,737
7,304,539		Comet Bidco Ltd., Term Loan—1st Lien, 6.000% (6-month USLIBOR +5.000%), 9/30/2024	5,977,524
4,972,475		Cumulus Media News Holdings, Inc., Term Loan—1st Lien, 4.057% (3-month USLIBOR +3.750%), 3/31/2026	4,681,585
2,481,250		Diamond Sports Group LLC / Diamond Sports Finance Co., Term Loan—1st Lien, 3.430% (3-month USLIBOR +3.250%), 8/24/2026	2,031,523
972,500		E.W. Scripps Co., Term Loan—1st Lien, 2.178% (1-month USLIBOR +2.000%), 10/2/2024	918,205
6,648,241		Emerald Expo Holdings, Inc., Term Loan—1st Lien, 2.928% (1-month USLIBOR +2.750%), 5/22/2024	5,991,727
903,746		Entravision Communications Corp., Term Loan—1st Lien, 2.928% (1-month USLIBOR +2.750%), 11/29/2024	839,069
135,839		Mission Broadcasting, Inc., Term Loan—1st Lien, 2.422% (1-month USLIBOR +2.250%), 1/17/2024	129,556
5,424,943		NEP/NCP Holdco, Inc., Term Loan—1st Lien, 3.428% (3-month USLIBOR +3.250%), 10/20/2025	4,499,692
4,500,000		NEP/NCP Holdco, Inc., Term Loan—2nd Lien, 7.178% (1-month USLIBOR +7.000%), 10/19/2026	3,390,008
528,024		Nexstar Broadcasting, Inc., Term Loan—1st Lien, 2.433% (1-month USLIBOR +2.250%), 1/17/2024	503,603
2,881,875		Nexstar Broadcasting, Inc., Term Loan—1st Lien, 2.922% (1-month USLIBOR +2.750%), 9/18/2026	2,751,687
1,000,000		Nielsen Finance LLC/Nielsen Finance Co., 5.750% (1-month USLIBOR +3.750%), 6/4/2025	993,125
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Media Entertainment—continued
$965,150		Nielsen Finance LLC/Nielsen Finance Co., Term Loan—1st Lien, 2.180% (1-month USLIBOR +2.000%), 10/4/2023	$934,989
526,866		Outfront Media Capital, LLC., Term Loan—1st Lien, 1.934% (1-month USLIBOR +1.750%), 11/18/2026	504,869
3,491,128		Recorded Books, Inc., Term Loan—1st Lien, 4.443% (1-month USLIBOR +4.250%), 8/29/2025	3,399,486
990,013		Sinclair Television Group, Term Loan—1st Lien, 2.690% (1-month USLIBOR +2.500%), 9/30/2026	947,937
5,472,500		Terrier Media Buyer, Inc., Term Loan, 4.428% (1-month USLIBOR +4.250%), 12/17/2026	5,239,919
3,000,000		Terrier Media Buyer, Inc., Term Loan B, 4.552% (3-month USLIBOR Unfunded +4.250%), 12/17/2026	2,925,000
3,000,000		WMG Acquisition Corp., Term Loan—1st Lien, 2.303% (1-month USLIBOR +2.125%), 11/1/2023	2,926,665
		TOTAL	60,699,286
		Midstream—0.1%
2,116,743		Summit Midstream Holdings LLC, Term Loan—1st Lien, 7.000% (1-month USLIBOR +6.000%), 5/13/2022	514,369
		Oil Field Services—0.1%
1,596,386		Championx Corp., Term Loan—1st Lien, 2.687% (1-month USLIBOR +2.500%), 5/9/2025	1,532,530
		Packaging—2.3%
500,000		Anchor Glass Container Corp., Term Loan—2nd Lien, 9.137% (3-month USLIBOR +7.750%), 12/7/2024	155,990
966,723		Berry Plastics Corp., Term Loan—1st Lien, 2.176% (1-month USLIBOR +2.000%), 1/19/2024	943,333
1,975,025		Berry Plastics Group, Inc., Term Loan—1st Lien, 2.176% (1-month USLIBOR +2.000%), 7/1/2026	1,893,684
5,624,936		Bway Corp., Term Loan—1st Lien, 4.561% (3-month USLIBOR +3.250%), 4/3/2024	5,090,567
2,973,277		Charter Nex US, Inc., Term Loan—1st Lien, 3.428% (1-month USLIBOR +3.250%), 5/16/2024	2,858,806
5,350,014		Charter Nex US, Inc., Term Loan—1st Lien, 3.750% (1-month USLIBOR +2.750%), 5/16/2024	5,144,921
1,323,893		Flex Acquisition Co., Inc., Term Loan—1st Lien, 4.433% (3-month USLIBOR +3.000%), 12/29/2023	1,268,805
914,073		Flex Acquisition Co., Inc., Term Loan—1st Lien, 4.683% (3-month USLIBOR +3.250%), 6/29/2025	863,607
1,894,556		Fortress Merger Sub., Inc., Term Loan—1st Lien, 5.195% (3-month USLIBOR +4.000%), 10/19/2023	1,786,566
35,444		Fortress Merger Sub., Inc., Term Loan—1st Lien, 4.178% (1-month USLIBOR +4.000%), 10/19/2023	33,424
2,000,000		Fortress Merger Sub., Inc., Term Loan—2nd Lien, 9.516% (6-month USLIBOR +8.500%), 10/21/2024	1,820,000
4,328,339		Trident TPI Holdings, Inc., Term Loan—1st Lien, 4.072% (3-month USLIBOR +3.000%), 10/17/2024	4,142,589
		TOTAL	26,002,292
		Paper—0.1%
1,595,000		Clearwater Paper Corp., Term Loan—1st Lien, 4.250% (3-month USLIBOR +3.250%), 7/26/2026	1,587,025
		Pharmaceuticals—2.2%
9,393,993		Jaguar Holding Co. II, Term Loan—1st Lien, 3.500% (1-month USLIBOR +2.500%), 8/18/2022	9,300,053
4,978,573		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Term Loan—1st Lien, 3.500% (3-month USLIBOR +2.750%), 9/24/2024	3,758,823
4,290,080		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Term Loan—1st Lien, 3.750% (3-month USLIBOR +3.000%), 2/24/2025	3,168,224
7,062,984		Parexel International Corp., Term Loan—1st Lien, 2.928% (1-month USLIBOR +2.750%), 9/27/2024	6,716,474
2,810,677		Valeant Pharmaceuticals International, Term Loan—1st Lien, 2.940% (1-month USLIBOR +2.750%), 11/27/2025	2,725,190
		TOTAL	25,668,764
		Restaurants—0.4%
4,856,196		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan—1st Lien, 1.928% (1-month USLIBOR +1.750%), 11/19/2026	4,613,993
		Retailers—0.6%
8,938,196		Talbots, Inc., Term Loan—1st Lien, 8.000% (3-month USLIBOR +7.000%), 11/28/2022	7,314,394
		Services—1.3%
6,453,738		Emerald TopCo, Inc., Term Loan—1st Lien, 4.260% (3-month USLIBOR +3.500%), 7/24/2026	6,260,126
6,835,816		USIC Holdings, Inc., Term Loan—1st Lien, 4.250% (1-month USLIBOR +3.250%), 12/8/2023	6,536,749
2,000,000		Western Institutional Review Board, Inc., Term Loan—1st Lien, 5.238% (6-month USLIBOR +4.000%), 1/8/2027	1,952,500
		TOTAL	14,749,375
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—16.5%
$3,998,890		Aerial Merger Subsidiary, Inc., Term Loan—2nd Lien, 9.000% (3-month USLIBOR +8.000%), 8/8/2025	$3,115,915
3,486,040		Almonde, Inc., Term Loan—1st Lien, 4.500% (6-month USLIBOR +3.500%), 6/13/2024	3,063,759
1,360,682		Almonde, Inc., Term Loan—1st Lien, 4.500% (3-month USLIBOR +3.500%), 6/13/2024	1,195,856
1,500,000		Almonde, Inc., Term Loan—2nd Lien, 8.250% (6-month USLIBOR +7.250%), 6/13/2025	1,307,498
5,876,128		Applied Systems, Inc., Term Loan—1st Lien, 4.250% (3-month USLIBOR +3.250%), 9/19/2024	5,730,547
3,962,418		Banff Merger Subsidiary, Inc., Term Loan—1st Lien, 4.428% (1-month USLIBOR +4.250%), 10/2/2025	3,764,079
4,937,500		BCPE Rover Merger Sub, Inc., Term Loan—1st Lien, 4.428% (1-month USLIBOR +4.250%), 11/28/2025	4,754,393
2,487,374		Cambium Learning Group, Inc., Term Loan—1st Lien, 4.807% (3-month USLIBOR +4.500%), 12/18/2025	2,383,737
3,500,000		Cardtronics, Inc., Term Loan—1st Lien, Series B, 4.302% (3-month USLIBOR Unfunded +4.000%), 6/25/2027	3,447,500
6,357,079		CCC Information Services, Inc., Term Loan—1st Lien, 4.000% (1-month USLIBOR +3.000%), 4/29/2024	6,169,005
1,857,618		CDW LLC, Term Loan—1st Lien, 1.930% (1-month USLIBOR +1.750%), 10/13/2026	1,833,524
2,977,500		CommScope, Inc., Term Loan—1st Lien, 3.428% (1-month USLIBOR +3.250%), 4/6/2026	2,831,111
4,340,627		Diebold, Inc., Term Loan—1st Lien, 2.937% (1-month USLIBOR +2.750%), 11/6/2023	4,101,893
4,987,500		Dun & Bradstreet Corp., Term Loan—1st Lien, 4.183% (1-month USLIBOR +4.000%), 2/6/2026	4,872,164
4,194,210		Dynatrace LLC, Term Loan—1st Lien, 2.428% (1-month USLIBOR +2.250%), 8/22/2025	4,103,322
4,897,620		Financial & Risk US Holdings, Inc., Term Loan—1st Lien, 3.428% (1-month USLIBOR +3.250%), 10/1/2025	4,791,097
4,000,000		Fiserv Investment Solutions, Inc., Term Loan—1st Lien, 5.135% (3-month USLIBOR +4.750%), 2/18/2027	3,950,000
1,492,500		Gigamon, Inc., Term Loan—1st Lien, 5.250% (3-month USLIBOR +4.250%), 12/27/2024	1,430,934
4,820,854		Hyland Software, Inc., Term Loan—1st Lien, 4.000% (1-month USLIBOR +3.250%), 7/1/2024	4,699,947
6,000,000		Hyland Software, Inc., Term Loan—2nd Lien, 7.750% (1-month USLIBOR +7.000%), 7/7/2025	5,949,990
3,990,000		Informatica Corp., 3.428% (1-month USLIBOR +3.250%), 2/25/2027	3,832,395
2,500,000		Informatica LLC, Term Loan—2nd Lien, 7.125%, 2/25/2025	2,510,938
5,713,526		Inovalon Holdings, Inc., Term Loan—1st Lien, 3.187% (1-month USLIBOR +3.000%), 4/2/2025	5,564,974
1,164,654		Ivanti Software, Inc., Term Loan—1st Lien, 5.250% (1-month USLIBOR +4.250%), 1/20/2024	1,116,612
5,857,362		Kronos, Inc., Term Loan—1st Lien, 3.178% (1-month USLIBOR +3.000%), 11/1/2023	5,853,233
3,500,000		Kronos, Inc., Term Loan—2nd Lien, 9.250% (1-month USLIBOR +8.250%), 11/1/2024	3,514,228
1,500,000		Landesk Software Group, Inc., Term Loan—2nd Lien, 10.000% (1-month USLIBOR +9.000%), 1/20/2025	1,342,500
711,109		Microchip Technology, Inc., Term Loan—1st Lien, 2.180% (1-month USLIBOR +2.000%), 5/29/2025	692,219
4,987,342		MLN US Holdco LLC, Term Loan—1st Lien, 4.802% (3-month USLIBOR Unfunded +4.500%), 11/30/2025	4,117,699
1,000,000		MLN US Holdco LLC, Term Loan—2nd Lien, 8.928% (1-month USLIBOR +8.750%), 11/30/2026	549,000
2,975,013		NCR Corp., Term Loan, 2.680% (1-month USLIBOR +2.500%), 8/28/2026	2,885,762
4,882,549		NeuStar, Inc., Term Loan—1st Lien, 4.500% (3-month USLIBOR +3.500%), 8/8/2024	4,517,383
1,990,000		Nexus Buyer LLC, Term Loan—1st Lien, 3.934% (1-month USLIBOR +3.750%), 11/9/2026	1,955,175
1,377,486		ON Semiconductor Corp., Term Loan—1st Lien, 2.178% (1-month USLIBOR +2.000%), 9/19/2026	1,327,125
2,341,402		Optiv Security, Inc., Term Loan—1st Lien, 4.250% (1-month USLIBOR +3.250%), 2/1/2024	1,994,289
2,000,000		Optiv Security, Inc., Term Loan—2nd Lien, 8.250% (1-month USLIBOR +7.250%), 2/1/2025	1,550,000
2,970,000		Project Alpha Intermediate Holding, Inc., Term Loan—1st Lien, 6.130% (3-month USLIBOR +4.250%), 4/26/2024	2,873,475
5,211,247		Project Boost Purchaser, LLC, Term Loan—1st Lien, 3.678% (1-month USLIBOR +3.500%), 6/1/2026	4,984,896
2,940,000		Project Deep Blue Holdings LLC, Term Loan—1st Lien, 4.250% (3-month USLIBOR +3.250%), 2/12/2025	2,876,790
3,935,050		Project Leopard Holdings, Inc., Term Loan—1st Lien, 5.250% (3-month USLIBOR +4.250%), 7/7/2023	3,844,879
7,797,499		Rackspace Hosting, Inc., Term Loan—1st Lien, 4.000% (3-month USLIBOR +3.000%), 11/3/2023	7,464,624
1,927,872		RL Merger Subsidiary, Inc., Term Loan—1st Lien, 4.010% (3-month USLIBOR +3.250%), 5/30/2025	1,864,541
2,000,000		RL Merger Subsidiary, Inc., Term Loan—2nd Lien, 7.760% (3-month USLIBOR +7.000%), 5/29/2026	1,848,000
1,930,000		RP Crown Parent LLC, Term Loan—1st Lien, 3.750% (1-month USLIBOR +2.750%), 10/12/2023	1,881,750
2,977,500		S2P Acquisition Borrower, Inc., Term Loan—1st Lien, 5.072% (3-month USLIBOR +4.000%), 8/14/2026	2,880,731
792,477		Sabre GLBL, Inc., Term Loan—1st Lien, 2.178% (1-month USLIBOR +2.000%), 2/22/2024	732,122
3,166,667		Science Applications International Corp., Term Loan—1st Lien, 2.428% (1-month USLIBOR +2.250%), 3/12/2027	3,095,417
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$1,970,000		Severin Acquisition LLC, Term Loan—1st Lien, 3.425% (1-month USLIBOR +3.250%), 8/1/2025	$1,896,125
5,348,832		Tempo Acquisition LLC, Term Loan—1st Lien, 2.928% (1-month USLIBOR +2.750%), 5/1/2024	5,098,105
4,528,651		Tibco Software, Inc., Term Loan—1st Lien, 3.930% (1-month USLIBOR +3.750%), 6/30/2026	4,290,896
3,000,000		Tibco Software, Inc., Term Loan—2nd Lien, 7.430% (1-month USLIBOR +7.250%), 3/3/2028	2,908,140
5,000,000		Tiger Merger Sub Co., Term Loan—1st Lien, 5.802% (3-month USLIBOR Unfunded +5.500%), 6/30/2025	4,825,000
3,819,299		Trans Union LLC, Term Loan—1st Lien, 1.928% (1-month USLIBOR +1.750%), 11/16/2026	3,664,140
5,466,212		Ultimate Software Group, Inc., Term Loan—1st Lien, 3.928% (1-month USLIBOR +3.750%), 5/3/2026	5,309,988
4,000,000		Ultimate Software Group, Inc., Term Loan—1st Lien, 4.302% (3-month USLIBOR Unfunded +4.000%), 5/4/2026	3,959,700
1,000,000		Ultimate Software Group, Inc., Term Loan—2nd Lien, 7.052% (3-month USLIBOR Unfunded +6.750%), 5/4/2027	1,019,375
5,486,250		VS Buyer, LLC, Term Loan—1st Lien, 3.428% (1-month USLIBOR +3.250%), 2/28/2027	5,314,805
		TOTAL	189,453,302
		Transportation Services—1.1%
5,500,000		Delta Air Lines, Inc., Term Loan—1st Lien, 5.750% (3-month USLIBOR +4.750%), 4/29/2023	5,412,357
3,990,000		Genesee & Wyoming, Inc., Term Loan—1st Lien, 2.307% (3-month USLIBOR +2.000%), 12/30/2026	3,852,505
2,992,500		Hercules Merger Sub LLC, Term Loan—1st Lien, 2.922% (1-month USLIBOR +2.750%), 11/1/2026	2,876,541
		TOTAL	12,141,403
		Utility - Electric—0.7%
3,604,538		Calpine Construction Finance Co., Term Loan—1st Lien, 2.178% (1-month USLIBOR +2.000%), 1/15/2025	3,480,632
248,125		Calpine Corp., Term Loan—1st Lien, 2.178% (1-month USLIBOR +2.000%), 8/12/2026	239,241
1,970,050		Calpine Corp., Term Loan—1st Lien, Series B9, 2.430% (1-month USLIBOR +2.250%), 4/5/2026	1,905,206
521,926		Vistra Operations Co., LLC, Term Loan—1st Lien, 1.944% (1-month USLIBOR +1.750%), 12/31/2025	505,010
2,173,228		Vistra Operations Co., LLC, Term Loan—1st Lien, 1.928% (1-month USLIBOR +1.750%), 12/31/2025	2,102,794
		TOTAL	8,232,883
		Wireless Communications—1.0%
3,990,000		Iridium Satellite LLC, Term Loan—1st Lien, 4.750% (1-month USLIBOR +3.750%), 11/4/2026	3,921,173
6,000,000		T-Mobile USA, Inc., Term Loan—1st Lien, 3.178% (1-month USLIBOR +3.000%), 4/1/2027	5,997,270
1,974,770		Titan Acquisition Co. NEW, Term Loan—1st Lien, 4.307% (3-month USLIBOR +4.000%), 5/1/2026	1,878,500
		TOTAL	11,796,943
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $926,797,703)	872,283,515
		EXCHANGE-TRADED FUNDS—4.9%
1,195,000		Invesco Senior Loan ETF	25,513,250
715,000		SPDR Blackstone/GSO Senior Loan ETF	31,016,700
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $55,746,162)	56,529,950
		COMMON STOCK—0.0%
		Consumer Cyclical Services—0.0%
46,202	[2]	Constellis Holdings LLC (IDENTIFIED COST $17,326)	17,325
		WARRANT—0.0%
		Healthcare—0.0%
148	[2,4]	Carestream Health, Inc., Warrants (IDENTIFIED COST $0)	0
Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANY—14.2%
163,289,161	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.31%[5] (IDENTIFIED COST $163,322,953)	$163,403,464
	TOTAL INVESTMENT IN SECURITIES—106.4% (IDENTIFIED COST $1,273,147,192)[6]	1,222,018,873
	OTHER ASSETS AND LIABILITIES - NET—(6.4)%[7]	(73,779,325)
	TOTAL NET ASSETS—100%	$1,148,239,549
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2020, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 6/30/2019	104,928,764
Purchases/Additions	663,249,553
Sales/Reductions	(604,889,156)
Balance of Shares Held 6/30/2020	163,289,161
Value	$163,403,464
Change in Unrealized Appreciation/Depreciation	$69,155
Net Realized Gain/(Loss)	$(55,820)
Dividend Income	$1,992,348
Gain Distributions Received	$415
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Non-income producing security.
3	Issuer in default.
4	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $1,275,610,657.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2020.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of June 30, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$19,097,746	$—	$19,097,746
Corporate Bonds	—	110,686,873	—	110,686,873
Floating Rate Loans	—	872,283,515	—	872,283,515
Equity Security:
Domestic	17,325	—	—	17,325
Warrant	—	—	0	0
Exchange-Traded Funds	56,529,950	—	—	56,529,950
Investment Company	163,403,464	—	—	163,403,464
TOTAL SECURITIES	$219,950,739	$1,002,068,134	$0	$1,222,018,873
The following acronyms are used throughout this portfolio:
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
SPDR	—Standard & Poor's Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended June 30	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.83	$10.02	$10.12	$9.90	$10.12
Income From Investment Operations:
Net investment income	0.49	0.59	0.53	0.49	0.49
Net realized and unrealized gain (loss)	(0.69)	(0.20)	(0.10)	0.22	(0.22)
TOTAL FROM INVESTMENT OPERATIONS	(0.20)	0.39	0.43	0.71	0.27
Less Distributions:
Distributions from net investment income	(0.49)	(0.58)	(0.53)	(0.49)	(0.49)
Net Asset Value, End of Period	$9.14	$9.83	$10.02	$10.12	$9.90
Total Return[1]	(2.15)%	4.02%	4.32%	7.31%	2.76%
Ratios to Average Net Assets:
Net expenses[2]	0.06%	0.06%	0.05%	0.08%	0.09%
Net investment income	5.22%	5.98%	5.27%	4.90%	5.02%
Expense waiver/reimbursement[3]	–%	–%	–%	0.00%[4]	–%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,148,240	$1,043,884	$927,849	$793,870	$589,045
Portfolio turnover	43%	38%	31%	39%	41%
1	Based on net asset value.
2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
4	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
June 30, 2020
Assets:
Investment in securities, at value including $163,403,464 of investment in an affiliated holding* (identified cost $1,273,147,192)		$1,222,018,873
Cash		1,704,856
Income receivable		5,792,358
Income receivable from an affiliated holding		36,946
Receivable for investments sold		2,262,908
Receivable for shares sold		2,500,000
TOTAL ASSETS		1,234,315,941
Liabilities:
Payable for investments purchased	$84,381,352
Income distribution payable	1,518,110
Accrued expenses (Note 5)	176,930
TOTAL LIABILITIES		86,076,392
Net assets for 125,646,937 shares outstanding		$1,148,239,549
Net Assets Consist of:
Paid-in capital		$1,277,436,920
Total distributable earnings (loss)		(129,197,371)
TOTAL NET ASSETS		$1,148,239,549
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,148,239,549 ÷ 125,646,937 shares outstanding, no par value, unlimited shares authorized		$9.14
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended June 30, 2020
Investment Income:
Interest		$52,762,721
Dividends (including $1,992,348 received from an affiliated holding*)		4,441,303
TOTAL INCOME		57,204,024
Expenses:
Administrative fee (Note 5)	$2,250
Custodian fees	33,806
Transfer agent fees	78,059
Directors'/Trustees' fees (Note 5)	7,933
Auditing fees	36,700
Legal fees	7,847
Portfolio accounting fees	405,933
Share registration costs	225
Printing and postage	15,903
Miscellaneous (Note 5)	25,534
TOTAL EXPENSES	614,190
Net investment income		56,589,834
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized loss of $(55,820) on sales of investments in an affiliated holding*)		(66,523,204)
Realized gain distribution from affiliated investment company shares		415
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $69,155 of investments in an affiliated holding*)		(29,198,230)
Net realized and unrealized gain (loss) on investments		(95,721,019)
Change in net assets resulting from operations		$(39,131,185)
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended June 30	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$56,589,834	$59,133,786
Net realized loss	(66,522,789)	(4,095,952)
Net change in unrealized appreciation/depreciation	(29,198,230)	(18,980,173)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(39,131,185)	36,057,661
Distributions to Shareholders	(55,191,113)	(57,940,154)
Share Transactions:
Proceeds from sale of shares	589,153,851	405,223,649
Net asset value of shares issued to shareholders in payment of distributions declared	21,483,001	20,245,624
Cost of shares redeemed	(411,958,657)	(287,552,131)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	198,678,195	137,917,142
Change in net assets	104,355,897	116,034,649
Net Assets:
Beginning of period	1,043,883,652	927,849,003
End of period	$1,148,239,549	$1,043,883,652
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
June 30, 2020
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Bank Loan Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund’s investment objective is to provide current income. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
Prior to April 24, 2020, the name of the Trust was Federated Core Trust. Effective August 28, 2020, the name of the Fund will change to Bank Loan Core Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended June 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon
Annual Shareholder Report

demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended June 30	2020	2019
Shares sold	62,467,458	40,689,105
Shares issued to shareholders in payment of distributions declared	2,271,073	2,040,130
Shares redeemed	(45,244,765)	(29,138,500)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	19,493,766	13,590,735
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended June 30, 2020 and 2019, was as follows:
	2020	2019
Ordinary income	$55,191,113	$57,940,154
As of June 30, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$333,510
Net unrealized depreciation	$(53,591,784)
Capital loss carryforwards	$(75,939,097)
The difference between book-basis and tax-basis net unrealized depreciation is primarily attributable to differing treatment for the deferral of losses on wash sales, defaulted securities and discount accretion/premium amortization on debt securities.
At June 30, 2020, the cost of investments for federal tax purposes was $1,275,610,657. The net unrealized depreciation of investments for federal tax purposes was $53,591,784. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,156,576 and net unrealized depreciation from investments for those securities having an excess of cost over value of $58,748,360.
As of June 30, 2020, the Fund had a capital loss carryforward of $75,939,097 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$14,676,626	$61,262,471	$75,939,097
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Annual Shareholder Report

Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of June 30, 2020, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended June 30, 2020, were as follows:
Purchases	$626,529,096
Sales	$427,980,327
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2020, the Fund had no outstanding loans. During the year ended June 30, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2020, there were no outstanding loans. During the year ended June 30, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund's investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF FEDERATED HERMES CORE TRUSt and shareholders of Federated Bank loan Core fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Bank Loan Core Fund (the “Fund”) (one of the funds constituting Federated Hermes Core Trust (formerly, Federated Core Trust) (the “Trust”)), including the portfolio of investments, as of June 30, 2020, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Federated Hermes Core Trust) at June 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
August 24, 2020
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2020	Ending Account Value 6/30/2020	Expenses Paid During Period[1]
Actual	$1,000	$950.90	$0.29
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.60	$0.30
1	Expenses are equal to the Fund’s annualized net expense ratio of 0.06%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year-period).
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised four portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
John B. Fisher* Birth Date: May 16, 1956 President and Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Vice President, Federated Hermes, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Hermes, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and Director, The Golisano Children’s Museum of Naples, Florida. Mr. O’Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated Hermes in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Vice President, Federated Hermes, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Hermes, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc. Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated Hermes in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes’ taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
B. Anthony Delserone, Jr. Birth Date: July 2, 1960 VICE PRESIDENT Officer since: June 2012 Portfolio Manager since: inception, in August 2010	Principal Occupations: B. Anthony Delserone, Jr., has been the Fund’s Portfolio Manager since inception, in August 2010. He is Vice President of the Trust with respect to the Fund. Mr. Delserone joined Federated in 1998 and has been a Senior Portfolio Manager since 2002. In 1999, Mr. Delserone was a Portfolio Manager and a Vice President of the Fund's Adviser. From 1998 through 1999, Mr. Delserone was a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser. Mr. Delserone has received the Chartered Financial Analyst designation, a B.B.A. from The College of William and Mary in Virginia and an M.B.A. in Finance from the Sellinger School of Business, Loyola College of Maryland.
Mark E. Durbiano Birth Date: September 21, 1959 Vice President Officer since: November 1998 Portfolio Manager since: inception, in August 2010	Principal Occupations: Mark E. Durbiano has been the Fund’s Portfolio Manager since inception, in August 2010. He is Vice President of the Trust with respect to the Fund Mr Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund’s Adviser. Mr. Durbiano has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the University of Pittsburgh.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated Bank Loan Core Fund (the “Fund”)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser or its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated
Annual Shareholder Report

Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Annual Shareholder Report

Fund Investment Performance
For the periods ended December 31, 2019, the Fund outperformed its benchmark index for the one-year and five-year periods, and the Fund underperformed its benchmark index the three-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services. However, the Board considered the compensation and benefits received by the Adviser, including fees received for services provided to the Fund by Federated Hermes and research services received by the Adviser from brokers that execute trades for other Federated Hermes Funds.
Because the Adviser does not charge the Fund an investment advisory fee, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. As the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
Annual Shareholder Report

The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Annual Shareholder Report

Liquidity Risk Management Program – Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Core Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “LRMP”) for Federated Bank Loan Core Fund (the “Fund” and collectively with the Federated Hermes funds, the “Funds”). The LRMP seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Funds’ investment advisers as the administrators for the LRMP (collectively, the “Administrator”). The Administrator has established a Liquidity Risk Management Committee (the “Committee”) comprised of representatives from various departments across the Administrator to assist it in the implementation and on-going administration of the LRMP. The Committee, in turn, has delegated to the Fixed Income and Equities Liquidity Committees, each a separate committee previously established by the Administrator, the responsibility to review and assess certain information related to the liquidity of the Funds that fall within their respective asset classes
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report from the Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the LRMP for the period from the LRMP’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report addressed the operation of the LRMP and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Fund. There were no material changes to the LRMP during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Funds. Such information and factors included, among other things:
■	the liquidity risk framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment, including a review of the Funds’ access to other available funding sources such as the Funds’ interfund lending facility, redemptions in-kind and committed lines of credit and confirmation that the Fund did not have to access any of these alternative funding sources during the Period;
■	the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■	the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■	the fact that the Fund established an HLIM during the Period, information regarding the methodology in determining the HLIM and whether the HLIM continues to be appropriate, including whether the Fund has invested below its HLIM and the operation of the procedures for monitoring this limit and for responding to any shortfall, and the fact that based on this review the Administrator did not recommend any changes to the HLIM; and
■	liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the LRMP is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Documents” tab. Form N-PX filings are also available at the SEC’s website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Characteristics” tab.
Annual Shareholder Report

Notes
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Notes
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Bank Loan Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N804
Q450825 (8/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 – $142,600

Fiscal year ended 2019 - $143,304

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $39,463 and $25,338 respectively. Fiscal year ended 2020- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2019- Service fee for analysis of potential Passive Foreign Investment Company holdings

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its Chairman for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser and any entity controlling, controlled by to under common control with the investment adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2020 - $139,678

Fiscal year ended 2019 - $630,491

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The registrant’s management and Audit Committee continue to believe that the registrant’s registered public accounting firm, Ernst & Young LLP (“EY”), has the ability to exercise objective and impartial judgment on all issues encompassed within their audit services. EY is required to make a determination that it satisfies certain independence requirements under the federal securities laws. Like other registrants, there is a risk that activities or relationships of EY, or its partners or employees, can prevent a determination from being made that it satisfies such independence requirements with respect to the registrant, which could render it ineligible to serve as the registrant’s independent public accountant.

In its required communications to the Audit Committee of the registrant’s Board, EY informed the Audit Committee that EY and/or covered person professionals within EY maintain lending relationships with certain owners of greater than 10% of the shares of certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Hermes, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Hermes Fund Complex”).

EY informed the Audit Committee that EY believes that these lending relationships described above do not and will not impair EY’s ability to exercise objective and impartial judgment in connection with financial statement audits of their respective funds of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of objective and impartial judgment on all issues encompassed within EY’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above (the “Letter”). In the Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the Letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY and the registrant. On September 22, 2017, the SEC extended the expiration of the Letter until the effectiveness of any amendments to the Loan Rule designed to address the concerns in the Letter. On June 18, 2019, the SEC adopted amendments (effective October 3, 2019) to the Loan Rule, which, refocus the analysis that must be conducted to determine whether an auditor is independent when the auditor has a lending relationship with certain shareholders of an audit client at any time during an audit or professional engagement period.

If it were to be determined that, with respect to the Loan Rule, the relief available under the Letter was improperly relied upon, or that the independence requirements under the federal securities laws were not complied with regarding the registrant, for certain periods, and/or given the implication of the Investment Rule for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may be determined not to be consistent with or comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Hermes Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date August 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date August 24, 2020

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date August 24, 2020